INVESTMENT SECURITIES (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2014 Security	Dec. 31, 2013 Security	Sep. 30, 2013	Dec. 31, 2012
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, debt securities	$ 42,990	$ 34,412
Held to maturity, gross unrealized gains	433	27
Held to maturity, gross unrealized losses	(64)	(217)
Held to maturity, estimated fair value	43,359	34,222	32,500
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(64)	(217)
Twelve months or more Unrealized Losses
Total Unrealized Losses	(64)	(217)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	9,473	28,358
Twelve months or more Fair Value	0
Total Fair Value	9,473	28,358
Number of securities in unrealized loss positions, less than twelve months	9	49
Number of securities in unrealized loss positions, twelve months or more
Number of securities in unrealized loss positions	9	49
US Treasury, agencies and GSEs
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, debt securities	4,814	1,872
Held to maturity, gross unrealized gains	5
Held to maturity, gross unrealized losses	(19)	(25)
Held to maturity, estimated fair value	4,800	1,847
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(19)	(25)
Twelve months or more Unrealized Losses
Total Unrealized Losses	(19)	(25)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	2,919	1,847
Twelve months or more Fair Value
Total Fair Value	2,919	1,847
Number of securities in unrealized loss positions, less than twelve months	3	2
Number of securities in unrealized loss positions, twelve months or more
Number of securities in unrealized loss positions	3	2
State and Political Subdivisions
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, debt securities	22,831	21,371
Held to maturity, gross unrealized gains	310	11
Held to maturity, gross unrealized losses	(1)	(118)
Held to maturity, estimated fair value	23,140	21,264
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(1)	(118)
Twelve months or more Unrealized Losses
Total Unrealized Losses	(1)	(118)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	1,472	17,814
Twelve months or more Fair Value
Total Fair Value	1,472	17,814
Number of securities in unrealized loss positions, less than twelve months	1	37
Number of securities in unrealized loss positions, twelve months or more
Number of securities in unrealized loss positions	1	37
Corporate
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, debt securities	3,692	3,746
Held to maturity, gross unrealized gains	56	16
Held to maturity, gross unrealized losses	(6)	(44)
Held to maturity, estimated fair value	3,742	3,718
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(6)	(44)
Twelve months or more Unrealized Losses
Total Unrealized Losses	(6)	(44)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	800	3,171
Twelve months or more Fair Value
Total Fair Value	800	3,171
Number of securities in unrealized loss positions, less than twelve months	1	4
Number of securities in unrealized loss positions, twelve months or more
Number of securities in unrealized loss positions	1	4
Residential mortgage-backed - US agency
Schedule of Held-to-maturity Securities [Line Items]
Held to maturity, debt securities	11,653	7,423
Held to maturity, gross unrealized gains	62
Held to maturity, gross unrealized losses	(38)	(30)
Held to maturity, estimated fair value	11,677	7,393
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Less than twelve months Unrealized Losses	(38)	(30)
Twelve months or more Unrealized Losses
Total Unrealized Losses	(38)	(30)
Held-to-maturity Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Less than twelve months Fair Value	4,282	5,526
Twelve months or more Fair Value
Total Fair Value	$ 4,282	$ 5,526
Number of securities in unrealized loss positions, less than twelve months	4	6
Number of securities in unrealized loss positions, twelve months or more
Number of securities in unrealized loss positions	4	6